Impairment, Net of Reversal of Impairment of Investments and Assets - Summary of Impairment, Net of Reversal of Impairment of Investments and Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosures of impairment of investments and assets [line items]
Investments	$ 113.6	$ 30.8	$ (62.3)
Impairment loss recognised in profit or loss, property, plant and equipment	391.4	11.6	11.7
Impairment, net of reversal of impairment of investments and assets	(505.0)	(42.4)	50.6
Total equity accounted investees	$ 84.9	178.8
Lepanto Consolidated Mining Company
Disclosures of impairment of investments and assets [line items]
Interest in subsidiary	60.00%
Far Southeast Gold Resources Incorporated ("FSE")
Disclosures of impairment of investments and assets [line items]
Total equity accounted investees	$ 0.0
Peru cash-generating unit
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 63.1	$ 0.0	0.0
Discount rate applied to cash flow projections	8.10%	4.80%
Recoverable amount of asset or cash-generating unit	$ 477.1
Tarkwa cash-generating unit
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 325.2	$ 0.0	0.0
Discount rate applied to cash flow projections	15.90%	8.30%
Recoverable amount of asset or cash-generating unit	$ 812.4
Impairment of property, plant and equipment - other
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	3.1	$ 11.6	11.7
Capitalised exploration costs
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	0.0	10.0	0.0
Drilling costs | Damang
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	0.0	0.0	9.8
Redundant assets in Peru
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	2.5	1.6	1.9
Redundant Assets In Chile
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	0.6	0.0	0.0
Far Southeast Gold Resources Incorporated (FSE)
Disclosures of impairment of investments and assets [line items]
Investments	$ 113.6	$ 30.8	$ (62.3)
Far Southeast Gold Resources Incorporated (FSE) | Lepanto Consolidated Mining Company
Disclosures of impairment of investments and assets [line items]
Interest in subsidiary		60.00%